UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               FORM 13F COVER PAGE

     Report for the Calendar Year or Quarter Ended: 06/30/2006
     Check here if Amendment [  ]; Amendment Number:

     This  Amendment (check only one.):

            [  ]   is a restatement.

            [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  STRALEM & COMPANY, INC.
       --------------------------
Address:  645 Madison Avenue, New York, New York 10022
         ----------------------------------------------------

Form 13F File Number:  ___________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Reporting  Manager:


Name:  Phillippe E. Baumann
       ----------------------
Title:  Executive Vice President
        --------------------------
Phone:  212-888-8123
        ------------
Signature, Place, and Date of Signing:

/s/  Phillippe E. Baumann
---------------------------
New York, New York
August  1, 2006
Report Type (Check only one):
[  ] 13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:          0
                                                -

Form 13F Information Table Entry  Total:      40
                                                  --
Form 13F Information Table Value Total:     $1,226,937,000(thousands)
                                             -------------
List  of  Other  Included  Managers:
     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
No.     NONE

                                                     STRALEM & COMPANY, INC
                                                           13F REPORT
                                                        AS OF 6/30/2006


 Item 1:                Item 2:   Item 3:    Item 4:      Item 5:    Item 6:         Item 7:                  Item 8:
                                                                                Investment Descretion     Voting Authority
                                                                                                              (Shares)
                                                                                         (b)
Name of Issuer          Title     Cusip        Fair       Shares or  Put/Call   (a)   Shared-AS  (c)      (a)    (b)    (c)
                        of Class  Number    Market Value  Principal             Sole  Defined in Shared-
                                           (in thousands) Amount                      Instr. V   Other
----------------------  --------------  ------------  ---------------------------------  --------------------------  --------
ABBOTT LABORATORIES     COMMON   2824100     33,253,000     762,500              X       0         0       X      0      0
ALTRIA GROUP            COMMON   2209S103    42,696,000     581,453              X       0         0       X      0      0
AMERICAN EXPRESS        COMMON   25816109       218,000       4,100              0       0         0       0      0      X
AMEREN CORP             COMMON   23608102    42,411,000     839,816              X       0         0       X      0      0
AMERICAN INTL GROUP     COMMON   26874107    40,906,000     693,200              X       0         0       X      0      0
AMGEN                   COMMON   31162100    15,407,000     236,200              0       0         0       0      0      X
ANADARKO PETROLEUM      COMMON   32511107    23,535,000     493,500              0       0         0       0      0      X
APPLERA CORP APPLIED    COMMON   38020103       388,000      12,000              0       0         0       0      0      X
  BIOS
AT&T                    COMMON   00206R102      220,000       7,896              0       0         0       0      0      X
AUTOMATIC DATA          COMMON   53015103       562,000      12,400              0       0         0       0      0      X
BERKSHIRE HATHAWAY      COMMON   84670207       456,000         150              0       0         0       0      0      X
CATERPILLAR, INC        COMMON   149123101   46,379,000     622,700              0       0         0       0      0      X
CHEVRON                 COMMON   166751107   53,625,000     864,091              X       0         0       X      0      0
CISCO SYSTEMS           COMMON   17275R102   35,457,000   1,815,535              X       0         0       X      0      0
CON EDISON              COMMON   209115104   42,012,000     945,366              X       0         0       X      0      0
DEVON ENERGY            COMMON   25179M103   51,059,000     845,210              X       0         0       X      0      0
EASTMANN CHEMICAL       COMMON   277432100   51,697,000     957,350              X       0         0       X      0      0
EMERSON ELECTRIC        COMMON   291011104   48,285,000     576,125              X       0         0       X      0      0
HOME DEPOT              COMMON   437076102   39,364,000   1,099,867              X       0         0       X      0      0
INGERSOLL-RAND          COMMON   2831167US   46,260,000   1,081,350              X       0         0       X      0      0
INTEL                   COMMON   458140100   31,345,000   1,654,075              X       0         0       X      0      0
JOHNSON & JOHNSON       COMMON   478160104   32,276,000     538,644              X       0         0       X      0      0
L3 COMMUNICATIONS       COMMON   502424104   41,545,000     550,850              X       0         0       X      0      0
LOEWS CORP              COMMON   540424108   49,665,000   1,401,000              X       0         0       X      0      0
MCDONALDS               COMMON   580135101   43,943,000   1,307,819              X       0         0       X      0      0
MEDTRONIC               COMMON   585055106   14,500,000     309,034              X       0         0       X      0      0
MICROSOFT               COMMON   594918104   29,558,000   1,268,576              X       0         0       X      0      0
OCCIDENTAL PETROLEUM    COMMON   674599105   30,877,000     301,092              X       0         0       X      0      0
PEPSICO                 COMMON   713448108      456,000       7,600              0       0         0       0      0      X
PFIZER INC              COMMON   717081103   30,650,000   1,305,929              X       0         0       X      0      0
PINNACLE WEST CAPITAL   COMMON   723484101   42,572,000   1,066,700              X       0         0       X      0      0
PROCTER & GAMBLE        COMMON   742718109      556,000      10,000              0       0         0       0      0      X
PROGRESS ENERGY         COMMON   743263105   41,625,000     970,966              X       0         0       X      0      0
SOUTHERN CO             COMMON   842587107   40,411,000   1,260,875              X       0         0       X      0      0
SUNOCO                  COMMON   86764P109   48,971,000     706,750              X       0         0       X      0      0
UNITED HEALTH GROUP     COMMON   91324P102   36,133,000     806,910              0       0         0       0      0      X
VERIZON COMMUNICATIONS  COMMON   92343V104   44,280,000   1,322,200              0       0         0       0      0      X
WAL MART                COMMON   931142103      501,000      10,400              0       0         0       0      0      X
WELLS FARGO             COMMON   949746101      584,000       8,700              0       0         0       0      0      X
WHIRLPOOL               COMMON   963320106   52,299,000     632,782              X       0         0       X      0      0

                                          1,226,937,000  27,891,711
